Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Information [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents were comprised of the following:

As at June 30,	2026	2025
Cash	$367,449	$532,894
Short-term investments(1)	15,792	14,492
Cash and cash equivalents	$383,241	$547,386

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(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of Income Taxes Paid, Net of Income Taxes Received

Income taxes paid, net of income taxes received, was comprised of the following:

Six months ended June 30,	2026	2025
Income taxes paid	$(15,341)	$(10,012)
Income taxes received	2	51
	$(15,339)	$(9,961)

Schedule of Interest Paid, Net of interest Received

Interest paid, net of interest received, was comprised of the following:

Six months ended June 30,	2026	2025
Interest paid	$(95,686)	$(103,833)
Interest received	8,568	12,675
	$(87,118)	$(91,158)

Schedule of Reconciliation of the Liabilities Arising from Financing Activities

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2026	$3,493,607	$12,355	$40,109
Cash inflows	230,286	—	—
Cash outflows	—	(1,808)	(1,394)
Non-cash additions	—	—	6,604
Non-cash transfer	—	—	(29)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	5,348	—	—
Interest paid	—	—	(1,027)
Interest accrued	28,257	—	1,101
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(58,145)	—	—
Impact of foreign exchange	94,814	357	104
Balance as at June 30, 2026	$3,794,167	$10,904	$45,468
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2025	$3,096,615	$15,060	$33,375
Cash inflows	340,000	—	—
Cash outflows	(4,501)	(1,204)	(1,552)
Non-cash additions	—	—	9,112
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	2,116	—	—
Gain on repurchase of debt	(6,896)	—	—
Interest paid	—	—	(1,035)
Interest accrued	9,493	—	1,035
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(85,943)	—	—
Impact of foreign exchange	(164,114)	(789)	(401)
Balance as at June 30, 2025	$3,186,770	$13,067	$40,534

Schedule of Net Change in Operating Assets and Liabilities

The net change in operating assets and liabilities was comprised of the following:

Six months ended June 30,	2026	2025
Trade and other receivables	$4,901	$104,991
Financial assets	410	(5,686)
Other assets	3,827	(8,105)
Trade and other payables	(9,672)	(13,750)
Financial liabilities	(288)	544
Other liabilities	(8,401)	30,853
	$(9,223)	$108,847

Schedule of Non-Cash Investing Activities	Non-cash investing activities were comprised of:
Six months ended June 30,	2026	2025
Satellites, property and other equipment	$35,691	$73,407